Subsequent Events	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Subsequent Events
Subsequent Events

NOTE 2 — SUBSEQUENT EVENTS

On September 8, 2015, we entered into the definitive agreements described below (collectively, the “Transaction Agreements”) in which, subject to the completion of the conditions described below, we (i) sold certain of our operating and intellectual property assets related to the Joe’s Business to two separate purchasers for an aggregate purchase price of $80 million (the “Asset Sale”), the proceeds of which were used to repay all of our indebtedness outstanding under our term loan credit agreement with Garrison Loan Agency Service LLC and a portion of our indebtedness outstanding under our revolving credit agreement with CIT Commercial Services, Inc. (“CIT”), a unit of CIT Group; (ii) will combine our remaining business operated under the Hudson® brand with RG Parent, LLC, a Delaware limited liability company (“RG” or “Robert Graham”), pursuant to the Merger Agreement (defined below), (iii) will issue and sell $50 million of a new series of the Company’s preferred stock in a private placement to an affiliate of Tengram Capital Partners, L.P. (“TCP”); and (iv) will exchange outstanding convertible notes for a combination of cash, shares of our common stock, $0.10 par value per share (“Common Stock”), and modified convertible notes (the “Modified Convertible Notes”) (collectively, the “Merger Transactions”). RG is a portfolio company of TCP and its principal business activity involves the design, development and marketing of luxury lifestyle brand apparel products under the brand Robert Graham®.

After the completion of the Asset Sale, we expect to change our name to “Differential Brands Group Inc.”  After the completion of the Merger and the Merger Transactions, the RG equity holders will own approximately 47.5% of our Common Stock, the preferred stock owned by TCP will be convertible into approximately 24.0% of our Common Stock, the convertible noteholders will own approximately 14.1% of our Common Stock and the existing stockholders (including the outstanding equity awards under our incentive plan) will own approximately 14.3% of our Common Stock, all on a fully diluted basis, assuming the modified convertible notes are converted and calculated at the market price on September 30, 2015. In connection with the Merger and the Merger Transactions, we expect that we will enter into new financing arrangements pursuant to which we will have approximately $20 million of indebtedness outstanding under a new revolving credit facility and $50 million of indebtedness outstanding under a new term loan credit facility, the proceeds of which will be used to repay our remaining indebtedness outstanding under the revolving credit agreement with CIT and certain indebtedness owed to the holders of the convertible notes and Joseph M. Dahan. See “Risk Factors” for an additional discussion regarding the risks and uncertainties related to the Merger and Merger Transactions.

IP Asset Purchase Agreement

On September 8, 2015, we, along with Joe’s Holdings LLC, a Delaware limited liability company (“IP Assets Purchaser”), and solely for the purposes of its related guarantee, Sequential Brands Group, Inc., a Delaware corporation , entered into an asset purchase agreement (the “IP Asset Purchase Agreement”), pursuant to which, the IP Assets Purchaser, among other things, purchased certain intellectual property assets (the “Intellectual Property Assets”) used or held for use in our business operated under the brand names “Joe’s Jeans,” Joe’s,” “Joe’s JD” and “else” (the “Joe’s Business”). The aggregate purchase price was $67 million. Additionally, at the closing of the sale, the IP Assets Purchaser deposited $2.5 million to an escrow account, which will be used to defer certain costs and expenses which may be incurred by us after the closing of the transaction.

The IP Asset Purchase Agreement contains representations and warranties, covenants related to our operations and business, and indemnification rights of both parties after the closing of the transaction that are customary for transactions of this type.

We will retain and operate the 32 Joe’s® brand retail stores after the closing of the Operating Asset Purchase Agreement and the IP Asset Purchase Agreement and thereafter will proceed with the disposition of certain stores; provided, however that, certain retail stores designated by Operating Assets Purchaser will be transferred to the Operating Assets Purchaser on or prior to December 31, 2016 for no additional consideration.  Subject to certain limitations on our aggregate net liability with respect to the net costs and expenses related to the operation of the retail stores if the Merger Transactions do not close, such costs and expenses will be borne by us, the IP Assets Purchaser and the Operating Assets Purchaser.  The Operating Assets Purchaser will supply Joe’s® branded merchandise to the retail stores for resale under a license from the IP Assets Purchaser.

Operating Asset Purchase Agreement

On September 8, 2015, we, along with GBG USA Inc., a Delaware corporation (“Operating Assets Purchaser”), entered into an asset purchase agreement (the “Operating Asset Purchase Agreement” and together with the IP Asset Purchase Agreement, the “Asset Purchase Agreements”), pursuant to which, the Operating Assets Purchaser, among other things, purchased certain inventory and other assets and assume certain liabilities from us and our subsidiaries related to the Joe’s Business, including certain employees of the Joe’s Business and at a later date, specified Joe’s store leases. The aggregate purchase price was $13 million. Additionally, at the closing of the sale, the Operating Assets Purchaser deposited $1.5 million into an escrow account, which will be used to defer certain costs and expenses which may be incurred by the Company after the closing of the transaction.

The Operating Asset Purchase Agreement contains representations and warranties, covenants of the Company, and indemnification rights of both parties after the closing of the transaction that are customary for transactions of this type.

On September 11, 2015, we completed the Asset Sale of the Joe’s Business pursuant to the respective Asset Purchase Agreements.  The proceeds were used to repay all of our indebtedness outstanding under the term loan credit agreement and a portion of our indebtedness outstanding under our revolving credit agreement.

Agreement and Plan of Merger

On September 8, 2015, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with JJ Merger Sub LLC, a Delaware limited liability company and our wholly owned subsidiary (“Merger Sub”), and RG, pursuant to which Merger Sub will merge with and into RG on the terms and subject to the conditions set forth in the Merger Agreement (the “Merger”), with RG surviving the Merger as our wholly-owned subsidiary.  Subject to the conditions set forth in the Merger Agreement, the Merger is expected to close in the first calendar quarter of 2016.

At the effective time of the Merger (the “Effective Time”), on the terms and subject to the conditions set forth in the Merger Agreement, all of the common units of RG (the “RG Units”) outstanding immediately prior to the Effective Time will be converted into the right to receive an aggregate of $81 million in cash (the “Aggregate Cash Consideration”) and 8,870,968 shares of Common Stock (after giving effect to a 1 for 30 reverse stock split) (the “Aggregate Stock Consideration” and, together with the Aggregate Cash Consideration, the “Aggregate Merger Consideration”). The portion of the Aggregate Merger Consideration constituting the Aggregate Cash Consideration will be reduced by an amount necessary to satisfy certain indebtedness of RG outstanding as of the Effective Time (as adjusted, the “Actual Cash Consideration” and, together with the Aggregate Stock Consideration, the “Actual Merger Consideration”).

The Merger Agreement contains customary representations, warranties and covenants of us and RG.

The completion of the Merger is subject to customary closing conditions, including, among others, (i) our stockholder approval of: (x) the issuance of Common Stock in connection with the Merger, (y) the issuance of Common Stock upon conversion of the Company’s Series A Preferred Stock (defined below) pursuant to the Stock Purchase Agreement (as defined below), and (z) a charter amendment to effect a 1 for 30 reverse stock split of our Common Stock (the “Reverse Stock Split”), (ii) consummation of the asset sales pursuant to each of the IP Asset Purchase Agreement and Operating Asset Purchase Agreement, (iii) consummation of the transactions contemplated by the Stock Purchase Agreement (defined below), (iv) consummation of the transactions contemplated by the Rollover Agreement (as defined below), (v) RG must have obtained financing or the persons who have committed to provide financing must be prepared to provide the financing immediately following the Effective Time, (vi) the Registration Statement on Form S-4 registering the Common Stock to be issued in connection with the Merger must have become effective, (vii) the Common Stock to be issued in the Merger must be authorized for listing on NASDAQ and (viii) since the date of the Merger Agreement, there must not be any changes, events, effects, developments, occurrences or state of facts that, individually or in the aggregate would reasonably be expected to have a material adverse effect on us or RG, subject to customary exceptions.

The Merger Agreement may be terminated under certain circumstances, including if the Merger has not been consummated on or before February 8, 2016.

We have agreed to pay RG a termination fee of $5.25 million, less certain expenses, if: (i) we terminate the Merger Agreement under certain circumstances and within twelve months after such termination, consummates a takeover proposal or enters into a definitive agreement with respect to a takeover proposal; (ii) the Merger Agreement is terminated by RG as a result of the Board changing its recommendation with respect to the Merger and related transactions; or (iii) the Merger Agreement is terminated by us because we have received a superior proposal and enter into a definitive agreement with respect thereto. In the event that the Merger Agreement is terminated by us because of RG’s failure to obtain financing or by RG because the Merger has not occurred by February 8, 2016 at a time that we would have the right to terminate pursuant to a financing issue and have provided notice of such right, in each case, so long as we are not in breach of certain obligations related to obtaining the financing, then RG must pay us a reverse termination fee of $7.5 million, less certain expenses they may have been previously reimbursed to us. If either party terminates the Merger Agreement as a result of the other party’s breach, then the breaching party must pay the non-breaching party up to an aggregate amount of $3 million for all of the documented out-of-pocket fees and expenses incurred in connection with the Merger Agreement and related transactions.

Stock Purchase Agreement

On September 8, 2015, we entered into a stock purchase agreement (the “Stock Purchase Agreement”) with TCP Denim, LLC, a Delaware limited liability company and affiliate of TCP (the “Purchaser”), pursuant to which we will issue and sell to Purchaser immediately prior to the consummation of the Merger an aggregate of fifty thousand (50,000) shares of the Company’s preferred stock, par value $0.10 per share, designated as “Series A Convertible Preferred Stock” (the “Series A Preferred Stock”), for an aggregate purchase price of $50 million in cash. Concurrently with the execution of the Stock Purchase Agreement, Tengram Capital Partners Fund II, L.P., a Delaware limited partnership, is entering into a limited guaranty in favor of us with respect to the obligations of the Purchaser under the Stock Purchase Agreement to pay the purchase price.

The Stock Purchase Agreement also provides that the proceeds from the sale of Series A Preferred Stock must be used for the purposes of consummating the Merger and the transactions contemplated by the Merger Agreement. The Stock Purchase Agreement provides that at the Effective Time, the applicable number of directors on our Board will resign such that only two directors on the Board immediately prior to the closing will remain on the Board immediately following the closing. Furthermore, as of the Effective Time, the Board shall appoint the three persons designated by Purchaser to fill three of such vacancies as a director.  A remaining vacancy will be filled by our chief executive officer following the Effective Time.

The following is a summary of the terms of the Series A Preferred Stock as set forth in the form of certificate of designation for the Series A Preferred Stock: (i) each share of Series A Preferred Stock entitles the holder thereof to receive cumulative cash dividends, payable quarterly, at an annual rate of 10%, plus accumulated and accrued dividends thereon through such date; additionally, if the Board declares or pays a dividend on the Common Stock, then each holder of the Series A Preferred Stock will be entitled to receive a cash dividend on an as converted basis; (ii) each holder of the Series A Preferred Stock is entitled to vote on an as converted basis and together with the holders of Common Stock as a single class, subject to certain limitations; (iii) for so long as a to be determined percent of the shares of the Series A Preferred Stock remain outstanding, the holders of the Series A Preferred Stock, exclusively and as a separate class, will be entitled to elect three (3) members of the Board (the “Series A Directors”), and such Series A Director may only be removed without cause by the affirmative vote of the holders of a majority of the shares of Series A Preferred Stock; (iv) the holders of the Series A Preferred Stock have separate class voting rights with respects to certain matters affecting their rights; (v) upon any liquidation event, holders of the Series A Preferred Stock are entitled to receive the greater of the liquidation preference on the date of determination and the amount that would be payable to the holders of the Series A Preferred Stock had such holders converted their shares of Series A Preferred Stock into shares of Common Stock immediately prior to such liquidation event; and (vi) each share of the Series A Preferred Stock is convertible, at the option of the holder thereof, at any time and without the payment of additional consideration by the holder, at an initial conversion price of $11.10 (after taking into account the 1 for 30 reverse stock split).

Rollover Agreement

On September 8, 2015, we entered into a rollover agreement (the “Rollover Agreement”) with the holders of convertible notes (the “Convertible Notes”), pursuant to which they have agreed to contribute to us the Convertible Notes in exchange for the following:

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issuance of a number of shares of our Common Stock with a value per share of $11.10 equal to the sum (i) of a specified percentage of the principal amount of Convertible Notes held by such noteholder, which principal amount, as of July 1, 2015, is an aggregate of $33,990,538 and will be increased by any PIK interest payable in accordance with the terms of the Convertible Notes until the time that is immediately prior to the Effective Time (the “Rollover Time”), and (without duplication) and (ii) all accrued interest, including default interest as applicable, owing on 50% of the principal amount of such Convertible Notes in accordance with the terms of the Convertible Notes as of the Rollover Time, which amount, as of July 1, 2015, is an aggregate of $1,936,617 and which will continue to accrue interest in accordance with the terms of the Convertible Notes until the Rollover Time.  The holders of Convertible Notes will receive in the aggregate approximately 14.0% of our Common Stock outstanding immediately after consummation of the Merger;

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a cash payment to each noteholder equal to twenty-five percent (25%) of the principal amount of Convertible Notes as of the Rollover Time held by each such holder of the Convertible Notes, which principal amount, as of July 1, 2015, is an aggregate of $33,990,538, which will be increased by any PIK interest payable in accordance with the terms of the Convertible Notes until the Rollover Time; and

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Modified Convertible Notes with a principal amount equal to the sum of (i) a specified percentage of the principal amount of Convertible Notes as of the Rollover Time held by each holder of the Convertible Notes, which principal amount, as of July 1, 2015, is an aggregate of $33,990,538 and will be increased by any PIK interest payable in accordance with the terms of the Convertible Notes until the Rollover Time, and (without duplication) (ii) all accrued interest, including default interest as applicable, owing on 50% of the principal amount of the Convertible Notes in accordance with the terms of the Convertible Notes as of the Rollover Time, which amount, as of July 1, 2015, is an aggregate of $1,936,617 and which will continue to accrue interest in accordance with the terms of the Convertible Notes until the Rollover Time.  The holders of Convertible Notes will receive in the aggregate approximately $16.4 million outstanding principal amount of Modified Convertible Notes.

The Rollover Agreement will be automatically terminated upon termination of the Merger Agreement prior to the Rollover Time. The Rollover Agreement may also be terminated by us or by Mr. Kim and Fireman Capital CPF Hudson Co-Invest LP (“Fireman”) if the Rollover Time has not occurred prior to April 8, 2016.

The Modified Convertible Notes are structurally and contractually subordinated to our senior debt and will mature five and a half years following the date of such note. The Modified Convertible Notes accrue interest quarterly on the outstanding principal amount at a rate of 6.5% per annum (to be increased to 7% as of October 1, 2016 with respect to the Modified Convertible Notes issued to Fireman), which will be payable 50% in cash and 50% in additional paid in kind (“PIK Notes”); provided, however, that we may, in our sole discretion, elect to pay 100% of such interest in cash. Beginning upon the date of issuance, the Modified Convertible Notes will be convertible by each of the holders into shares of Common Stock, cash, or a combination of cash and Common Stock, at our election.

If we elect to issue only shares of Common Stock upon conversion of the Modified Convertible Notes, each of the Modified Convertible Notes would be convertible, in whole but not in part, into a number of shares equal to the conversion amount divided by the market price. The conversion amount is (a) the product of (i) the market price, multiplied by (ii) the quotient of (A) the principal amount, divided by (B) the conversion price, minus (b) the aggregate optional prepayment amounts paid to the holder. The market price is the average of the closing prices for the Common Stock over the 20 trading day period immediately preceding the notice of conversion.  If we elect to pay cash with respect to a conversion of the Modified Convertible Notes, the amount of cash to be paid per share will be equal to the conversion amount. We will have the right to prepay all or any portion of the principal amount of the Modified Convertible Notes at any time so long as it makes a pro rata prepayment on all of the Modified Convertible Notes.

Registration Rights Agreement

At the Effective Time, we expect to enter into a registration rights agreement (the “Registration Rights Agreement”) with the Purchaser under the Stock Purchase Agreement and the holders of the Convertible Notes party to the Rollover Agreement. Pursuant to the Registration Rights Agreement, we will provide certain demand registration rights to register the shares of Common Stock issued in connection with the Rollover Agreement, and issuable upon conversion of the Modified Convertible Notes and Series A Preferred Stock, on registration statements on Form S-1 or Form S-3, subject to certain limitations as described therein, and will also provide certain piggy back registration rights.

Voting Agreement

On September 8, 2015, we entered into a voting agreement, with RG and Joseph M. Dahan, our Creative Director and Director, pursuant to which Mr. Dahan has agreed to vote all of the Common Stock he holds in a manner so as to facilitate consummation of the Merger.  As of the date hereof, Mr. Dahan owns approximately 17% of our outstanding voting stock.

CIT Agreements

On September 11, 2015, we entered into (i) the A&R Revolving Credit Agreement (as defined below), (ii) the Reaffirmation and Amendment of Collateral Documents (as defined below), and (iii) the Reassignment and Termination Agreement (as defined below).

A portion of the proceeds of the Asset Sale (as defined below) were used to repay all of our indebtedness outstanding under the Term Loan Credit Agreement, dated September 30, 2013 (the “Term Loan Credit Agreement”), with Garrison Loan Agency Services LLC (“Garrison”), as administrative agent, collateral agent, lead arranger, documentation agent and syndication agent, and the lenders party thereto. As a result, the Term Loan Credit Agreement was paid in full and terminated on September 11, 2015.

In connection with the Asset Sale, on September 11, 2015, we, along with Hudson Clothing, LLC, our wholly-owned subsidiary (“Hudson” or the “Borrower”), as “Administrative Borrower”, and certain of our other subsidiaries party thereto, as “Guarantors”, entered into the Amended and Restated Revolving Credit Agreement (the “A&R Revolving Credit Agreement”) with CIT, as administrative agent and collateral agent , and the lenders party thereto. Among other things, the A&R Revolving Credit Agreement (i) amends and restates the Revolving Credit Agreement, dated as of September 30, 2013 (as amended by (a) Omnibus Amendment No. 1 to Revolving Credit Agreement and Guarantee and Collateral Agreement, dated as of December 20, 2013,  (b) Amendment No. 2 to Revolving Credit Agreement, dated as of April 23, 2015, and (c) the CIT Forbearance Agreement (as defined below), by and among Hudson and Joe’s Jeans Subsidiary Inc., as borrowers, us and certain of our other subsidiaries as a party thereto, as guarantors, CIT, and the lenders party thereto, and (ii) waives the “Existing Defaults” and “Forbearance Defaults” (each as defined under the Forbearance and Amendment No. 3 to Revolving Credit Agreement, dated June 26, 2015, between the Company and CIT (the “CIT Forbearance Agreement”)) and certain other defaults. Pursuant to a separate consent and agreement, CIT and the lenders consented to the Asset Sale.

The A&R Revolving Credit Agreement provides for a revolving credit facility (the “Revolving Facility”) with up to $10,000,000 of lender commitments (the “Revolving Commitment”).  The Borrowers’ actual maximum credit availability under the Revolving Facility varies from time to time and is equal to the lesser of (i) the Revolving Commitment minus an availability block of $2.5 million, or $7.5 million, and (ii) a calculated borrowing base, which is based on the value of the eligible accounts and eligible inventory minus the availability block of $2.5 million minus reserves imposed by the revolving lenders, all as specified in the A&R Revolving Credit Agreement.  The Revolving Facility provides for swingline loans, up to $1 million sublimit, and letters of credit, up to $1 million sublimit, within such credit availability limits.  Proceeds from advances under the Revolving Facility may be used (i) to pay fees and expenses in connection with the A&R Revolving Credit Agreement and the Asset Sale and (ii) for working capital needs and general corporate purposes.

All unpaid loans under the Revolving Facility mature on December 31, 2015.  The Borrowers have the right at any time and from time to time to (i) terminate the commitments under the Revolving Facility in full and (ii) prepay any borrowings under the Revolving Facility, in whole or in part, without terminating or reducing the commitment under the Revolving Facility.

The Revolving Facility is guaranteed by us and all of our subsidiaries, and is secured by liens on substantially all assets owned by the borrowers and guarantors party thereto, subject to permitted liens and exceptions. In connection with the Asset Sale, the Guarantee and Collateral Agreement, dated as of September 30, 2013, by and among Joe’s Jeans Subsidiary, Inc. (“Joe’s Jeans Subsidiary”). and Hudson, us and certain of our subsidiaries as a party thereto and CIT, as administrative agent and collateral agent, as amended (the “Guarantee and Collateral Agreement”), was further amended pursuant to the Reaffirmation and Amendment of Collateral Documents, dated as of September 11, 2015, by and among CIT, us, Joe’s Jeans Subsidiary, Hudson, Innovo West Sales, Inc., Joe’s Jeans Retail Subsidiary, Inc., Hudson Clothing Holdings, Inc., and HC Acquisition Holdings, Inc (the “Reaffirmation and Amendment of Collateral Documents”), providing for among other things, the addition of the factor as a secured party under the Guarantee and Collateral Agreement.

Advances under the Revolving Facility are in the form of either base rate loans or LIBOR rate loans.  The interest rate for base rate loans under the Revolving Commitment fluctuates and is equal to (x) the greatest (the “Alternate Base Rate”) of (a) JPMorgan Chase Bank prime rate; (b) the Federal funds rate plus 0.50%; and (c) the rate per annum equal to the 90 day LIBOR published in the New York City edition of the Wall Street Journal under “Money Rates” (the “90-Day LIBO Rate”) plus 1.0%, in each case, plus (y) 3.50%.  The interest rate for LIBOR rate loans under the Revolving Commitment is equal to the 90-Day LIBO Rate per annum plus 4.50%.  Interest on the Revolving Facility is payable on the first day of each calendar month and the maturity date.  Among other fees, the Borrowers pay a commitment fee of 0.25% per annum (due quarterly) on the average daily amount of the unused revolving commitment under the Revolving Facility.  The Borrowers also pay fees with respect to any letters of credit issued under the Revolving Facility.

The Revolving Facility contains usual and customary negative covenants for transactions of this type, including, but not limited to, restrictions on our and our subsidiaries’ ability, to create or incur indebtedness; create liens; consolidate, merge, liquidate or dissolve; sell, lease or otherwise transfer any of its assets (with the Asset Sale expressly permitted); substantially change the nature of its business; make investments or acquisitions; pay dividends; enter into transactions with affiliates; amend material documents, prepay certain indebtedness and make capital expenditures.  The negative covenants are subject to certain exceptions as specified in the A&R Revolving Credit Agreement.

Additionally, in connection with the Asset Sale, Joe’s Jeans Subsidiary, Hudson, the Operating Assets Purchaser and CIT entered into a Reassignment and Termination Agreement, dated as of September 11, 2015 (the “Reassignment and Termination Agreement”). Pursuant to the Reassignment and Termination Agreement, Joe’s Jeans Subsidiary was terminated as a party to the Amended and Restated Factoring Agreement, dated as of September 30, 2013 (as amended, the “Amended and Restated Factoring Agreement”), by and among Joe’s Jeans Subsidiary, Hudson, and CIT. Subject to the terms and conditions provided in the Reassignment and Termination Agreement, CIT reassigned to Joe’s Jeans Subsidiary all of its accounts factored with CIT which were outstanding as of the date of the Reassignment and Termination Agreement.

Separation Agreement with Joseph Dahan

As previously disclosed, in connection with the closing of the Operating Asset Purchase Agreement on September 11, 2015, Mr. Joseph M. Dahan resigned as our Creative Director and Director pursuant to the Separation Agreement and Mutual Limited Release, dated as of September 8, 2015, between Mr. Dahan and us (the “Separation Agreement and Mutual Limited Release”).

Employment Agreement with Peter Kim

On September 8, 2015, we entered into a new three-year Employment Agreement with Mr. Kim (the “Employment Agreement”), to serve as the Chief Executive Officer of Hudson that will become effective and replace Mr. Kim’s previous employment agreement as of the Effective Time. Mr. Kim’s annual base salary will initially be $600,000 and Mr. Kim will also be eligible to receive an annual discretionary bonus targeted at 50% of his base salary, based on the satisfaction of criteria and performance standards as established in advance by the Compensation Committee.  The Employment Agreement also provides Mr. Kim with certain other benefits and the reimbursement of certain expenses, which are discussed in detail in the Employment Agreement. At the Effective Time, we have agreed to grant Mr. Kim (i) restricted stock units in respect of 166,667 shares of Common Stock (the “Restricted Stock Award”) that will vest and become transferable in three equal, annual installments beginning on the first anniversary of the Effective Time, subject to Mr. Kim’s continuous employment and (ii) performance share units in respect of 166,667 shares of the Common Stock (the “Performance Shares”) that will be earned over a three-year performance period. One-third of the Performance Shares will be entitled to vest each year based on annual performance metrics established by the Compensation and Stock Option Committee of the Board at the beginning of the applicable year. The Restricted Stock Award and Performance Shares will be settled in cash, unless we attain stockholder approval of a new equity incentive plan covering such awards. Mr. Kim will also be entitled to participate in all regular long-term incentive programs maintained by us or Hudson on the same basis as similarly-situated employees.

Mr. Kim has also entered into a non-competition agreement with us and Hudson (the “Non-Competition Agreement”), which also will become effective as of the Effective Time of the Merger, pursuant to which Mr. Kim has agreed not to engage in, compete with or permit his name to be used by or in connection with any premium denim apparel business outside his role with Hudson, that is competitive to us, Hudson or our respective subsidiaries for a period of up to three years from the Effective Time.

2. Subsequent Events

        On September 8, 2015, we entered into three separate definitive agreements described below (collectively, the "Transaction Agreements"). Pursuant to the first two agreements, on September 11, 2015, we sold certain of our operating and intellectual property assets under the brand names "Joe's Jeans," Joe's," "Joe's JD" and "else" (the "Joe's Business") to two separate purchasers for an aggregate purchase price of $80 million (the "Asset Sale"). The proceeds from the Asset Sale were used to repay all of our indebtedness outstanding under our Term Loan Credit Agreement with Garrison and a portion of our indebtedness outstanding under our Revolving Credit Agreement with CIT.

        In addition, subject to the completion of the conditions described below, we agreed to combine our remaining business operated under the Hudson® brand with RG Parent LLC, a Delaware limited liability company ("RG" or "Robert Graham"), pursuant to the Merger Agreement (defined below). Under the terms of this transaction, we will also issue and sell $50 million of a new series of the Company's preferred stock in a private placement to an affiliate of Tengram Capital Partners, L.P. ("TCP") and exchange outstanding convertible notes for a combination of cash, shares of our common stock, $0.10 par value per share ("Common Stock"), and modified convertible notes (the "Modified Convertible Notes") (collectively, the "Merger Transactions"). RG is a portfolio company of TCP and its principal business activity involves the design, development and marketing of luxury lifestyle brand apparel products under the brand Robert Graham®. The Merger Transactions are subject to certain closing conditions, which includes the approval of our stockholders and the members of RG and financing, as discussed below under "Agreement and Plan of Merger."

IP Asset Purchase Agreement

        On September 8, 2015, we, along with Joe's Holdings LLC, a Delaware limited liability company ("IP Assets Purchaser"), and solely for the purposes of its related guarantee, Sequential Brands Group, Inc., a Delaware corporation , entered into an asset purchase agreement (the "IP Asset Purchase Agreement"), pursuant to which, the IP Assets Purchaser, among other things, purchased certain intellectual property assets (the "Intellectual Property Assets") used or held for use in our business operated under the brand names "Joe's Jeans," Joe's," "Joe's JD" and "else" (the "Joe's Business"). The aggregate purchase price was $67 million. Additionally, at the closing of the sale, the IP Assets Purchaser deposited $2.5 million to an escrow account, which will be used to defer certain costs and expenses which may be incurred by us after the closing of the transaction.

        The IP Asset Purchase Agreement contains representations and warranties, covenants related to our operations and business, and indemnification rights of both parties after the closing of the transaction that are customary for transactions of this type.

        We will retain and operate the 32 Joe's® brand retail stores after the closing of the Operating Asset Purchase Agreement and the IP Asset Purchase Agreement and thereafter will proceed with the disposition of certain stores; provided, however that, certain retail stores designated by Operating Assets Purchaser will be transferred to the Operating Assets Purchaser on or prior to December 31, 2016 for no additional consideration. Subject to certain limitations on our aggregate net liability with respect to the net costs and expenses related to the operation of the retail stores if the Merger Transactions do not close, such costs and expenses will be borne by us, the IP Assets Purchaser and the Operating Assets Purchaser. The Operating Assets Purchaser will supply Joe's® branded merchandise to the retail stores for resale under a license from the IP Assets Purchaser.

Operating Asset Purchase Agreement

        On September 8, 2015, we, along with GBG USA Inc., a Delaware corporation ("Operating Assets Purchaser"), entered into an asset purchase agreement (the "Operating Asset Purchase Agreement" and together with the IP Asset Purchase Agreement, the "Asset Purchase Agreements"), pursuant to which, the Operating Assets Purchaser, among other things, purchased certain inventory and other assets and assume certain liabilities from us and our subsidiaries related to the Joe's Business, including certain employees of the Joe's Business and at a later date, specified Joe's store leases. The aggregate purchase price was $13 million. Additionally, at the closing of the sale, the Operating Assets Purchaser deposited $1.5 million into an escrow account, which will be used to defer certain costs and expenses which may be incurred by the Company after the closing of the transaction.

        The Operating Asset Purchase Agreement contains representations and warranties, covenants of the Company, and indemnification rights of both parties after the closing of the transaction that are customary for transactions of this type.

        On September 11, 2015, we completed the Asset Sale of the Joe's Business pursuant to the respective Asset Purchase Agreements. The proceeds were used to repay all of our indebtedness outstanding under the Term Loan Credit Agreement and a portion of our indebtedness outstanding under our Revolving Credit Agreement.

Agreement and Plan of Merger

        On September 8, 2015, we entered into an Agreement and Plan of Merger (the "Merger Agreement") with JJ Merger Sub LLC, a Delaware limited liability company and our wholly owned subsidiary ("Merger Sub"), and RG, pursuant to which Merger Sub will merge with and into RG on the terms and subject to the conditions set forth in the Merger Agreement (the "Merger"), with RG surviving the Merger as our wholly-owned subsidiary.

        At the effective time of the Merger (the "Effective Time"), on the terms and subject to the conditions set forth in the Merger Agreement, all of the common units of RG (the "RG Units") outstanding immediately prior to the Effective Time will be converted into the right to receive an aggregate of $81 million in cash (the "Aggregate Cash Consideration") and 8,870,968 shares of Common Stock (after giving effect to a 1 for 30 reverse stock split) (the "Aggregate Stock Consideration" and, together with the Aggregate Cash Consideration, the "Aggregate Merger Consideration"). The portion of the Aggregate Merger Consideration constituting the Aggregate Cash Consideration will be reduced by an amount necessary to satisfy certain indebtedness of RG outstanding as of the Effective Time (as adjusted, the "Actual Cash Consideration" and, together with the Aggregate Stock Consideration, the "Actual Merger Consideration").

        The Merger Agreement contains customary representations, warranties and covenants of us and RG.

        The completion of the Merger is subject to customary closing conditions, including, among others, (i) our stockholder approval of: (x) the issuance of Common Stock in connection with the Merger, (y) the issuance of Common Stock upon conversion of the Company's Series A Preferred Stock (defined below) pursuant to the Stock Purchase Agreement (as defined below), and (z) a charter amendment to effect a 1 for 30 reverse stock split of our Common Stock (the "Reverse Stock Split"), (ii) consummation of the asset sales pursuant to each of the IP Asset Purchase Agreement and Operating Asset Purchase Agreement, (iii) consummation of the transactions contemplated by the Stock Purchase Agreement (defined below), (iv) consummation of the transactions contemplated by the Rollover Agreement (as defined below), (v) RG must have obtained financing or the persons who have committed to provide financing must be prepared to provide the financing immediately following the Effective Time, (vi) the Registration Statement on Form S-4 registering the Common Stock to be issued in connection with the Merger must have become effective, (vii) the Common Stock to be issued in the Merger must be authorized for listing on NASDAQ and (viii) since the date of the Merger Agreement, there must not be any changes, events, effects, developments, occurrences or state of facts that, individually or in the aggregate would reasonably be expected to have a material adverse effect on us or RG, subject to customary exceptions.

        The Merger Agreement may be terminated under certain circumstances, including if the Merger has not been consummated on or before February 8, 2016.

        We have agreed to pay RG a termination fee of $5.25 million, less certain expenses, if: (i) we terminate the Merger Agreement under certain circumstances and within twelve months after such termination, consummates a takeover proposal or enters into a definitive agreement with respect to a takeover proposal; (ii) the Merger Agreement is terminated by RG as a result of the Board changing its recommendation with respect to the Merger and related transactions; or (iii) the Merger Agreement is terminated by us because we have received a superior proposal and enter into a definitive agreement with respect thereto. In the event that the Merger Agreement is terminated by us because of RG's failure to obtain financing or by RG because the Merger has not occurred by February 8, 2016 at a time that we would have the right to terminate pursuant to a financing issue and have provided notice of such right, in each case, so long as we are not in breach of certain obligations related to obtaining the financing, then RG must pay us a reverse termination fee of $7.5 million, less certain expenses they may have been previously reimbursed to us. If either party terminates the Merger Agreement as a result of the other party's breach, then the breaching party must pay the non-breaching party up to an aggregate amount of $3 million for all of the documented out-of-pocket fees and expenses incurred in connection with the Merger Agreement and related transactions.

Stock Purchase Agreement

        In connection with the Merger, in September 8, 2015, we entered into a stock purchase agreement (the "Stock Purchase Agreement") with TCP Denim, LLC, a Delaware limited liability company and affiliate of TCP (the "Purchaser"), pursuant to which we will issue and sell to Purchaser immediately prior to the consummation of the Merger an aggregate of fifty thousand (50,000) shares of the Company's preferred stock, par value $0.10 per share, designated as "Series A Convertible Preferred Stock" (the "Series A Preferred Stock"), for an aggregate purchase price of $50 million in cash. Concurrently with the execution of the Stock Purchase Agreement, Tengram Capital Partners Fund II, L.P., a Delaware limited partnership, is entering into a limited guaranty in favor of us with respect to the obligations of the Purchaser under the Stock Purchase Agreement to pay the purchase price.

        The Stock Purchase Agreement also provides that the proceeds from the sale of Series A Preferred Stock must be used for the purposes of consummating the Merger and the transactions contemplated by the Merger Agreement. The following is a summary of the terms of the Series A Preferred Stock as set forth in the form of certificate of designation for the Series A Preferred Stock: (i) each share of Series A Preferred Stock entitles the holder thereof to receive cumulative cash dividends, payable quarterly, at an annual rate of 10%, plus accumulated and accrued dividends thereon through such date; additionally, if the Board declares or pays a dividend on the Common Stock, then each holder of the Series A Preferred Stock will be entitled to receive a cash dividend on an as converted basis; (ii) each holder of the Series A Preferred Stock is entitled to vote on an as converted basis and together with the holders of Common Stock as a single class, subject to certain limitations; (iii) for so long as a to be determined percent of the shares of the Series A Preferred Stock remain outstanding, the holders of the Series A Preferred Stock, exclusively and as a separate class, will be entitled to elect three (3) members of the Board (the "Series A Directors"), and such Series A Director may only be removed without cause by the affirmative vote of the holders of a majority of the shares of Series A Preferred Stock; (iv) the holders of the Series A Preferred Stock have separate class voting rights with respects to certain matters affecting their rights; (v) upon any liquidation event, holders of the Series A Preferred Stock are entitled to receive the greater of the liquidation preference on the date of determination and the amount that would be payable to the holders of the Series A Preferred Stock had such holders converted their shares of Series A Preferred Stock into shares of Common Stock immediately prior to such liquidation event; and (vi) each share of the Series A Preferred Stock is convertible, at the option of the holder thereof, at any time and without the payment of additional consideration by the holder, at an initial conversion price of $11.10 (after taking into account the 1 for 30 reverse stock split).

Rollover Agreement

        On September 8, 2015, we entered into a rollover agreement (the "Rollover Agreement") with the holders of convertible notes (the "Convertible Notes"), pursuant to which they have agreed to contribute to us the Convertible Notes in exchange for the following:

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issuance of a number of shares of our Common Stock with a value per share of $11.10 equal to the sum (i) of a specified percentage of the principal amount of Convertible Notes held by such noteholder, which principal amount, as of July 1, 2015, is an aggregate of $33,990,538 and will be increased by any PIK interest payable in accordance with the terms of the Convertible Notes until the time that is immediately prior to the Effective Time (the "Rollover Time"), and (without duplication) and (ii) all accrued interest, including default interest as applicable, owing on 50% of the principal amount of such Convertible Notes in accordance with the terms of the Convertible Notes as of the Rollover Time, which amount, as of July 1, 2015, is an aggregate of $1,936,617 and which will continue to accrue interest in accordance with the terms of the Convertible Notes until the Rollover Time. The holders of Convertible Notes will receive in the aggregate approximately 14.0% of our Common Stock outstanding immediately after consummation of the Merger;

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a cash payment to each noteholder equal to twenty-five percent (25%) of the principal amount of Convertible Notes as of the Rollover Time held by each such holder of the Convertible Notes, which principal amount, as of July 1, 2015, is an aggregate of $33,990,538, which will be increased by any PIK interest payable in accordance with the terms of the Convertible Notes until the Rollover Time; and

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Modified Convertible Notes with a principal amount equal to the sum of (i) a specified percentage of the principal amount of Convertible Notes as of the Rollover Time held by each holder of the Convertible Notes, which principal amount, as of July 1, 2015, is an aggregate of $33,990,538 and will be increased by any PIK interest payable in accordance with the terms of the Convertible Notes until the Rollover Time, and (without duplication) (ii) all accrued interest, including default interest as applicable, owing on 50% of the principal amount of the Convertible Notes in accordance with the terms of the Convertible Notes as of the Rollover Time, which amount, as of July 1, 2015, is an aggregate of $1,936,617 and which will continue to accrue interest in accordance with the terms of the Convertible Notes until the Rollover Time. The holders of Convertible Notes will receive in the aggregate approximately $16.4 million outstanding principal amount of Modified Convertible Notes.

        The Rollover Agreement will be automatically terminated upon termination of the Merger Agreement prior to the Rollover Time. The Rollover Agreement may also be terminated by us or by Mr. Kim and Fireman Capital CPF Hudson Co-Invest LP ("Fireman") if the Rollover Time has not occurred prior to April 8, 2016.

        The Modified Convertible Notes are structurally and contractually subordinated to our senior debt and will mature five and a half years following the date of such note. The Modified Convertible Notes accrue interest quarterly on the outstanding principal amount at a rate of 6.5% per annum (to be increased to 7% as of October 1, 2016 with respect to the Modified Convertible Notes issued to Fireman), which will be payable 50% in cash and 50% in additional paid in kind ("PIK Notes"); provided, however, that we may, in our sole discretion, elect to pay 100% of such interest in cash. Beginning upon the date of issuance, the Modified Convertible Notes will be convertible by each of the holders into shares of Common Stock, cash, or a combination of cash and Common Stock, at our election.

        If we elect to issue only shares of Common Stock upon conversion of the Modified Convertible Notes, each of the Modified Convertible Notes would be convertible, in whole but not in part, into a number of shares equal to the conversion amount divided by the market price. The conversion amount is (a) the product of (i) the market price, multiplied by (ii) the quotient of (A) the principal amount, divided by (B) the conversion price, minus (b) the aggregate optional prepayment amounts paid to the holder. The market price is the average of the closing prices for the Common Stock over the 20 trading day period immediately preceding the notice of conversion. If we elect to pay cash with respect to a conversion of the Modified Convertible Notes, the amount of cash to be paid per share will be equal to the conversion amount. We will have the right to prepay all or any portion of the principal amount of the Modified Convertible Notes at any time so long as it makes a pro rata prepayment on all of the Modified Convertible Notes.

CIT Agreements

        On September 11, 2015, we entered into (i) the Amended and Restated Revolving Credit Agreement (as defined below), (ii) the Reaffirmation and Amendment of Collateral Documents (as defined below), and (iii) the Reassignment and Termination Agreement (as defined below).

        A portion of the proceeds of the Asset Sale were used to repay all of our indebtedness outstanding under the Term Loan Credit Agreement with Garrison, as administrative agent, collateral agent, lead arranger, documentation agent and syndication agent, and the lenders party thereto. As a result, the Term Loan Credit Agreement was paid in full and terminated on September 11, 2015.

        In connection with the Asset Sale, on September 11, 2015, we, along with Hudson Clothing, LLC, our wholly-owned subsidiary ("Hudson" or the "Borrower"), as "Administrative Borrower", and certain of our other subsidiaries party thereto, as "Guarantors", entered into the Amended and Restated Revolving Credit Agreement with CIT, as administrative agent and collateral agent , and the lenders party thereto. Among other things, the Amended and Restated Revolving Credit Agreement (i) amends and restates the Revolving Credit Agreement, dated as of September 30, 2013 (as amended by (a) Omnibus Amendment No. 1 to Revolving Credit Agreement and Guarantee and Collateral Agreement, dated as of December 20, 2013, (b) Amendment No. 2 to Revolving Credit Agreement, dated as of April 23, 2015, and (c) the CIT Forbearance Agreement (as defined below), by and among Hudson and Joe's Jeans Subsidiary Inc., as borrowers, us and certain of our other subsidiaries as a party thereto, as guarantors, CIT, and the lenders party thereto, and (ii) waives the "Existing Defaults" and "Forbearance Defaults" (each as defined under the Forbearance and Amendment No. 3 to Revolving Credit Agreement, dated June 26, 2015, between the Company and CIT (the "CIT Forbearance Agreement")) and certain other defaults. Pursuant to a separate consent and agreement, CIT and the lenders consented to the Asset Sale.

        The Amended and Restated Revolving Credit Agreement provides for a revolving credit facility (the "Revolving Facility") with up to $10,000,000 of lender commitments (the "Revolving Commitment"). The Borrowers' actual maximum credit availability under the Revolving Facility varies from time to time and is equal to the lesser of (i) the Revolving Commitment minus an availability block of $2.5 million, or $7.5 million, and (ii) a calculated borrowing base, which is based on the value of the eligible accounts and eligible inventory minus the availability block of $2.5 million minus reserves imposed by the revolving lenders, all as specified in the Amended and Restated Revolving Credit Agreement. The Revolving Facility provides for swingline loans, up to $1 million sublimit, and letters of credit, up to $1 million sublimit, within such credit availability limits. Proceeds from advances under the Revolving Facility may be used (i) to pay fees and expenses in connection with the Amended and Restated Revolving Credit Agreement and the Asset Sale and (ii) for working capital needs and general corporate purposes.

        All unpaid loans under the Revolving Facility mature on December 31, 2015. The Borrowers have the right at any time and from time to time to (i) terminate the commitments under the Revolving Facility in full and (ii) prepay any borrowings under the Revolving Facility, in whole or in part, without terminating or reducing the commitment under the Revolving Facility.

        The Revolving Facility is guaranteed by us and all of our subsidiaries, and is secured by liens on substantially all assets owned by the borrowers and guarantors party thereto, subject to permitted liens and exceptions. In connection with the Asset Sale, the Guarantee and Collateral Agreement, dated as of September 30, 2013, by and among Joe's Jeans Subsidiary, Inc. ("Joe's Jeans Subsidiary"). and Hudson, us and certain of our subsidiaries as a party thereto and CIT, as administrative agent and collateral agent, as amended (the "Guarantee and Collateral Agreement"), was further amended pursuant to the Reaffirmation and Amendment of Collateral Documents, dated as of September 11, 2015, by and among CIT, us, Joe's Jeans Subsidiary, Hudson, Innovo West Sales, Inc., Joe's Jeans Retail Subsidiary, Inc., Hudson Clothing Holdings, Inc., and HC Acquisition Holdings, Inc (the "Reaffirmation and Amendment of Collateral Documents"), providing for among other things, the addition of the factor as a secured party under the Guarantee and Collateral Agreement.

        Advances under the Revolving Facility are in the form of either base rate loans or LIBOR rate loans. The interest rate for base rate loans under the Revolving Commitment fluctuates and is equal to (x) the greatest (the "Alternate Base Rate") of (a) JPMorgan Chase Bank prime rate; (b) the Federal funds rate plus 0.50%; and (c) the rate per annum equal to the 90 day LIBOR published in the New York City edition of the Wall Street Journal under "Money Rates" (the "90-Day LIBO Rate") plus 1.0%, in each case, plus (y) 3.50%. The interest rate for LIBOR rate loans under the Revolving Commitment is equal to the 90-Day LIBO Rate per annum plus 4.50%. Interest on the Revolving Facility is payable on the first day of each calendar month and the maturity date. Among other fees, the Borrowers pay a commitment fee of 0.25% per annum (due quarterly) on the average daily amount of the unused revolving commitment under the Revolving Facility. The Borrowers also pay fees with respect to any letters of credit issued under the Revolving Facility.

        The Revolving Facility contains usual and customary negative covenants for transactions of this type, including, but not limited to, restrictions on our and our subsidiaries' ability, to create or incur indebtedness; create liens; consolidate, merge, liquidate or dissolve; sell, lease or otherwise transfer any of its assets (with the Asset Sale expressly permitted); substantially change the nature of its business; make investments or acquisitions; pay dividends; enter into transactions with affiliates; amend material documents, prepay certain indebtedness and make capital expenditures. The negative covenants are subject to certain exceptions as specified in the Amended and Restated Revolving Credit Agreement.

        Additionally, in connection with the Asset Sale, Joe's Sub, Hudson, the Operating Assets Purchaser and CIT entered into a Reassignment and Termination Agreement, dated as of September 11, 2015 (the "Reassignment and Termination Agreement"). Pursuant to the Reassignment and Termination Agreement, Joe's Sub was terminated as a party to the amended and restated factoring agreement, dated as of September 30, 2013, by and among Joe's Sub, Hudson, and CIT. Subject to the terms and conditions provided in the Reassignment and Termination Agreement, CIT reassigned to Joe's Sub all of its accounts factored with CIT which were outstanding as of the date of the Reassignment and Termination Agreement.

Separation Agreement with Joseph Dahan

        In connection with the closing of the Operating Asset Purchase Agreement on September 11, 2015, Mr. Joseph M. Dahan resigned as our Creative Director and Director pursuant to the Separation Agreement and Mutual Limited Release, dated as of September 8, 2015, between Mr. Dahan and us (the "Separation Agreement and Mutual Limited Release") and we made certain severance and reimbursement of expense payments to him in exchange for a mutual limited release.

Employment Agreement with Peter Kim

        On September 8, 2015, we entered into a new three-year Employment Agreement with Mr. Kim (the "Employment Agreement"), to serve as the Chief Executive Officer of Hudson that will become effective and replace Mr. Kim's previous employment agreement as of the Effective Time of the Merger.